Fair Value Measurements (Tables)	12 Months Ended
Dec. 31, 2011
Schedule Of Derivative Impact On Financial Performance

	Pretax Gains (Losses) Recognized in Other Comprehensive Income*	Pretax Gains (Losses) Recognized in Earnings*	Location of Gains (Losses) Recognized in Earnings
Year Ended December 31, 2011
Derivatives designated as cash flow hedging instruments:
Commodity contracts	$2	$(15)	Sales and other operating revenue
Commodity contracts		12	Cost of products sold and operating expenses

	$2	$(3)

Derivatives not designated as hedging instruments:
Commodity contracts		$(7)	Sales and other operating revenue
Commodity contracts		—	Cost of products sold and operating expenses
Transportation contracts		—	Cost of products sold and operating expenses

		$(7)

Year Ended December 31, 2010
Derivatives designated as cash flow hedging instruments:
Commodity contracts	$(6)	$35	Sales and other operating revenue
Commodity contracts		(37)	Cost of products sold and operating expenses

	$(6)	$(2)

Derivatives not designated as hedging instruments:
Commodity contracts		$(15)	Sales and other operating revenue
Commodity contracts		3	Cost of products sold and operating expenses
Transportation contracts		—	Cost of products sold and operating expenses

		$(12)

Year Ended December 31, 2009
Derivatives designated as cash flow hedging instruments:
Commodity contracts	$(16)	$13	Sales and other operating revenue
Commodity contracts		(36)	Cost of products sold and operating expenses

	$(16)	$(23)

Derivatives not designated as hedging instruments:
Commodity contracts		$—	Sales and other operating revenue
Commodity contracts		(25)	Cost of products sold and operating expenses
Transportation contracts		(1)	Cost of products sold and operating expenses

		$(26)

*Amounts	attributable to Sunoco, Inc. shareholders.